INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net, consists of the following:
	March 31,	March 31,
	2026	2025
Software	$81,988	$-
Subtotal	81,988	-
Less: accumulated amortization	(6,832)	-
Intangible assets, net	$75,156	$-

Schedule of Estimated Future Amortization Expense for Intangible Assets	Estimated future amortization expense for intangible assets as follows:
Years ending March 31,
2027	$16,398
2028	16,398
2029	16,398
2030	16,398
2031	9,564
$75,156